UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Fundrise Income Real Estate Fund, LLC

Investment Company Act file number 811-23745

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Bjorn J. Hall
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through June 30, 2025

Item 1.  Reports to Stockholders.

(a)
Fundrise Income Real Estate Fund, LLC
Semi-Annual Report
For the
Six Months Ended
June 30, 2025

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 6
Statement of Operations (Unaudited) 7
Statements of Changes in Net Assets 8
Statement of Cash Flows (Unaudited) 9
Financial Highlights 10
Notes to Financial Statements (Unaudited) 11
Additional Information (Unaudited) 25

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
June 30, 2025
Private Real Estate - 75.1%
Equity - 21.1%
Development - 13.5%
N/A Income 1 TRS, LLC | Various locations (Cost $66,899)
(1)(2)(3)(4)
03/31/22 $ 83,764
Land - 1.0%
N/A FR Fairfax, LLC | Los Angeles, CA (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,250
N/A FR La Brea, LLC | Los Angeles, CA (Cost $3,300)
(1)(2)(3)(4)
04/30/25 3,300
Total Land (Cost $7,087 ) $ 6,550
Multifamily - 6.6%
N/A FR MP Brandon Glen JV, LLC | Conyers, GA (Cost $8,657)
(2)(3)(4)
03/31/22 $ 13,610
N/A Fundrise Insight Two LLC | Arlington, VA (Cost $1)
(1)(2)(3)(4)
03/31/22 1
N/A Liberty Hills JV, LP | Houston, TX (Cost $7,031)
(2)(3)
03/31/22 7,479
N/A Luxe JV, LP | Tampa, FL (Cost $7,670)
(2)(3)
03/31/22 7,791
N/A Presley JV, LP | Charlotte, NC (Cost $4,852)
(2)(3)
03/31/22 5,118
N/A The View JV LP | Lewisville, TX (Cost $6,105)
(2)(3)
03/31/22 6,507
Total Multifamily (Cost $34,316 ) $ 40,506
Total Equity (Cost $108,302) $ 130,820
Mezzanine Debt - 2.7%
Multifamily - 2.7%
$ 7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 14.54% PIK, 09/27/25
(Cost $9,799)
(2)(3)(5)(6)
09/27/22 $ 9,799
2,691 RSE Palomino Investor, LLC | Glendale, AZ, 10.25% + SOFR, 14.54% PIK, 08/28/26
(Cost $3,273)
(2)(3)(5)(6)
02/28/23 3,265
3,017 RSE Vista Norte Investor, LLC | Anthem, AZ, 10.25% + SOFR, 14.54% PIK, 06/23/26
(Cost $3,627)
(2)(3)(5)(6)
12/23/22 3,623
Total Multifamily (Cost $16,699 ) $ 16,687
Total Mezzanine Debt (Cost $16,699) $ 16,687
Preferred Equity - 29.5%
Hospitality - 0.4%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19 (Cost $2,229)
(2)(3)(4)(7)
03/31/22 $ 2,150
Multifamily - 29.1%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
(2)(3)
03/31/22 $ 4,500
16,393 Encore Narcoossee, LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25 (Cost $20,947)
(2)(3)(6)
06/29/22 20,948
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90%, 4.07% PIK, 09/01/28 (Cost
$9,825)
(1)(2)(3)(6)
03/31/22 9,841
10,787 Fundrise Busbee Investor, LLC | Asheville, NC, 15.00%, 11.00% PIK, 01/10/29 (Cost
$12,194)
(1)(2)(3)(6)
12/04/23 12,233
1,538 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25%, 14.25% PIK, 04/23/27
(Cost $1,823)
(1)(2)(3)(6)
04/24/24 1,825
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00%, 13.00% PIK, 09/21/25
(Cost $11,397)
(2)(3)(6)
11/01/23 11,397
1,547 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50%, 11.50% PIK, 02/09/27 (Cost
$1,743)
(1)(2)(3)(6)
02/09/24 1,745
15,359 Fundrise Lemon Creek Investor I, LLC | Boerne, TX, 13.50%, 13.50% PIK, 10/15/28
(Cost $16,039)
(2)(3)(6)
10/15/24 16,128
15,434 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50%, 13.50% PIK, 09/26/28
(Cost $16,328)
(2)(3)(6)
09/26/24 16,368
14,000 Fundrise NoDa Investor I, LLC | Charlotte, NC, 13.00%, 13.00% PIK, 07/02/28 (Cost
$14,415)
(2)(3)(6)
07/02/24 14,446
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00%, 13.00% PIK, 10/08/26 (Cost
$10,503)
(1)(2)(3)(6)
10/19/23 10,509
2,263 Fundrise Pelican Investor I, LLC | Myrtle Beach, SC, 16.00%, 12.00% PIK, 11/17/28
(Cost $2,449)
(1)(2)(3)(6)
10/08/24 2,458
600 Fundrise Providence Commons Investor l, LLC | Aubrey, TX, 14.00%, 14.00% PIK,
04/10/29 (Cost $619)
(2)(3)(6)
04/10/25 621
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00%, 13.00% PIK, 08/05/26 (Cost
$13,567)
(1)(2)(3)(6)
11/15/23 13,573
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00%, 13.00% PIK, 01/0 5/27 (Cost
$9,019)
(1)(2)(3)(6)
11/15/23 9,025

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (CONTINUED)
June 30, 2025

See accompanying notes to financial statements.
Par/Shares Description Acquisition Date
Value as of
June 30, 2025
Multifamily - 29.1% (continued)
$ 4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/05/26 (Cost
$5,330)
(1)(2)(3)(6)
02/09/23 $ 5,331
1,800 RSE Thompson Reserve Investor I, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK, 05/11/26
(Cost $2,129)
(1)(2)(3)(6)
05/09/23 2,130
14,570 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $14,570)
(2)(3)
03/31/22 14,602
10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00%, 14.00% PIK, 01/29/26
(Cost $12,492)
(2)(3)(6)
03/31/22 12,493
Total Multifamily (Cost $179,889 ) $ 180,173
Total Preferred Equity (Cost $182,118) $ 182,323
Promissory Notes - 17.0%
Development - 17.0%
$ 22,660 FR Beeson, LLC | Katy, TX, 8.50%, 08/27/29 (Cost $22,660)
(1)(2)(3)
03/31/22 $ 22,696
8,224 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $8,224)
(1)(2)(3)
09/23/22 8,226
7,694 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $7,694)
(1)(2)(3)
05/02/22 7,630
10,482 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $10,482)
(1)(2)(3)
07/29/22 10,390
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/29 (Cost $11,462)
(1)(2)(3)
03/31/22 11,430
5,847 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/30 (Cost $5,847)
(1)(2)(3)
03/31/22 5,829
18,344 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $18,344)
(1)(2)(3)
06/15/22 18,253
7,868 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $7,868)
(1)(2)(3)
08/22/22 7,805
13,126 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/30 (Cost $13,126)
(1)(2)(3)
09/13/22 13,129
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/29 (Cost $193)
(1)(2)(3)
03/31/22 192
Total Development (Cost $105,900 ) $ 105,580
Total Promissory Notes (Cost $105,900) $ 105,580
Senior Debt - 4.8%
Land - 4.8%
$ 29,905 The Station East Owner II, LLC | Union City, CA, 13.00%, 05/20/27 (Cost $29,905)
(2)(3)
05/19/25 $ 29,931
Total Senior Debt (Cost $29,905) $ 29,931
Total Private Real Estate (Cost $442,924) $ 465,341
Common Stock - 1.5%
Mortgage Real Estate Investment Trust - 1.5%
1,061 AGNC Investment Corp. REIT $ 9,753
Total Mortgage Real Estate Investment Trust (Cost $9, 92 2 ) $ 9,753
Total Common Stock (Cost $9,922) $ 9,753
Commercial Mortgage-Backed Securities - 20.0%
Non-U.S. Government Agency Issues - 20.0%
$ 4,200 ACREC 2025 FL3 LLC (D Class), 3.04% + SOFR, 01/18/27
(5)(8)
$ 4,189
2,500 ACREC 2025 FL3 LLC (E Class), 3.79% + SOFR, 01/18/27
(5)(8)
2,494
10,000 ARES Commercial Mortgage Trust 2024-IND (D Class), 2.89% + SOFR, 07/15/26
(5)(8)
10,049
10,000 ARES Commercial Mortgage Trust 2024-IND (E Class), 3.94% + SOFR, 07/15/26
(5)(8)
10,033
10,000 ARES Commercial Mortgage Trust 2024-IND2 (E Class), 3.44% + SOFR, 10/15/29
(5)(8)
10,037
5,740 ARES Commercial Mortgage Trust 2025-IND3 (D Class), 2.55% + SOFR, 04/15/27
(5)(8)
5,740
5,120 ARES Commercial Mortgage Trust 2025-IND3 (E Class), 3.55% + SOFR, 04/15/27
(5)(8)
5,125
2,000 BMP 2024-MF23 (D Class), 2.39% + SOFR, 06/15/26
(5)(8)
2,007
2,878 BX Commercial Mortgage Trust 2024-AIR2 (D Class), 2.79% + SOFR, 10/15/26
(5)(8)
2,892
14,817 BX Commercial Mortgage Trust 2024-AIRC (D Class), 3.09% + SOFR, 08/15/26
(5)(8)
14,910
4,000 BX Commercial Mortgage Trust 2024-GPA2 (E Class), 3.54% + SOFR, 11/15/26
(5)(8)
4,012
10,000 DBGS Mortgage Trust 2024-SBL (C Class), 2.99% + SOFR, 08/15/26
(5)(8)
10,014
2,100 GSAT Trust 2025-BMF (D Class), 2.50% + SOFR, 07/15/30
(5)(8)
2,105
5,000 GSAT Trust 2025-BMF (E Class), 3.30% + SOFR, 07/15/30
(5)(8)
5,018
16,100 GSAT Trust 2025-BMF (F Class), 4.15% + SOFR, 07/15/30
(5)(8)
16,169
3,500 LBA Trust 2024-7IND (D Class), 2.64% + SOFR, 10/15/26
(5)(8)
3,515
3,000 MF1 2025-FL17 LLC (E Class), 3.49% + SOFR, 07/18/26
(5)(8)
2,992
12,500 SWCH Commercial Mortgage Trust 2025-DATA (E Class), 3.34% + SOFR, 02/15/27
(5)(8)
12,417
Total Commercial Mortgage-Backed Securities (Cost $123,232) $ 123,718
Residential Mortgage-Backed Securities - 3.8%
Non-U.S. Government Agency Issues - 3.8%
$ 17,000 New Residential Mortgage Loan Trust 2022-SFR2 (F Class), 4.00%, 09/04/27
(8)
$ 15,916
7,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
(8)
7,813
Total Residential Mortgage-Backed Securities (Cost $22,830) $ 23,729

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (CONTINUED)
June 30, 2025

See accompanying notes to financial statements.
Par/Shares Description Acquisition Date
Value as of
June 30, 2025
Short-Term Investment - 5.0%
31,015 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 4.29%
(9)
$ 31,015
Total Short-Term Investment (Cost $31,015) $ 31,015
Total investments, at value - 105.4% (Cost $629,923) $ 653,556
Liabilities in excess of other assets - (5.4)% (33,709)
Total Net Assets - 100.0% $ 619,847
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
(1)
Investment in an affiliate. See Note 6, Investment Manager and Other Related Party Transactions for additional information.
(2)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2025 is approximately $465,341 (amount in thousands) and represents approximately
75.1% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Non-income producing investment.
(5)
This investment has a floating interest rate. Coupon rate, reference index and spread shown at June 30, 2025.
(6)
A portion of the interest on the investment is PIK. A separate rate is disclosed for the PIK interest component. See Note 2, Summary of Significant Accounting
Policies for additional information.
(7)
As of June 30, 2025, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-accrual.
The real estate investment is secured by the underlying property.
(8)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at June 30, 2025 is approximately $147,447 (amount in thousands) and represents approximately 23.8% of net assets.
(9)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2025.
Geographic Composition as of June 3 0 , 202 5
Percent of Total
Investments
Florida 17.9%
Texas 16.7%
California 5.6%
Georgia 5.1%
North Carolina 4.9%
Tennessee 3.5%
New Jersey 1.9%
Arizona 1.4%
Missouri 0.7%
South Carolina 0.4%
Pennsylvania 0.3%
Virginia 0.0%
(1)
Other 41.6%
100.0%
(1)
Value is less than 0.05% of Total Investments.

Fundrise Income Real Estate Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in unaffiliated entities, at fair value (Cost $381,454) $ 388,991
Investments in non-controlled affiliated entities, at fair value (Cost $174,483) 174,251
Investments in majority owned subsidiaries, at fair value (Cost $73,986) 90,314
Cash 1,927
Interest and dividend receivable from unaffiliated investments 1,149
Interest and dividend receivable from non-controlled affiliated investments 910
Prepaid expenses 188
Total Assets
$ 657,730
Liabilities
Payable for investments purchased $ 23,200
Distributions payable 11,242
Marketing expense payable 885
Interest received in advance from unaffiliated investments 578
Settling subscriptions 538
Accounts payable and accrued expenses 519
Management fees payable 429
Interest received in advance from non-controlled affiliated investments 270
Redemptions payable 140
Real estate operating fees payable 82
Total Liabilities
$ 37,883
Total Net Assets
$ 619,847
Components of Net Assets
Paid-in capital $ 610,431
Distributable earnings 9,416
Total Net Assets
$ 619,847
Net Asset Value
Net assets $ 619,847
Common shares outstanding as of June 30, 2025; unlimited shares authorized 61,971,919
Net Asset Value Per Share $ 10.00

Fundrise Income Real Estate Fund, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Investment Income
Interest income from unaffiliated investments $ 7,632
Interest income from non-controlled affiliated investments 6,591
Interest income – PIK from unaffiliated investments 5,465
Interest income – PIK from non-controlled affiliated investments 3,878
Dividend income from unaffiliated investments 2,461
Total Investment Income
$ 26,027
Expenses
Management fees $ 2,547
Marketing expenses 1,485
Miscellaneous expenses 467
Real estate operating fees 428
Professional fees 275
Custody fees
220
Directors’ fees
85
Transfer agent fees
62
Interest expense
41
Total Expenses $ 5,610
Net Investment Income (Loss)
$ 20,417
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from unaffiliated investments
$ 3,362
Net change in unrealized appreciation/depreciation from unaffiliated investments
(3,400)
Net change in unrealized appreciation/depreciation from majority owned subsidiaries
2,848
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments
(267)
Total Net Realized and Unrealized Gain (Loss) from Investments
$ 2,543
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,960

Fundrise Income Real Estate Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months
Ended
June 30, 2025
(Unaudited)
For the Year
Ended
December 31, 2024
Operations:
Net investment income (loss) $ 20,417 $ 37,940
Net realized gain (loss) from investments 3,362 (454)
Net change in unrealized appreciation/depreciation from investments (819) 10,119
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,960 $ 47,605
Distributions to Common Shareholders From:
Distributable earnings $ (22,500) $ (45,997)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (22,500) $ (45,997)
Capital Share Transactions:
Proceeds from sale of shares $ 57,713 $ 98,925
Distributions reinvested 6,576 11,364
Repurchase of shares
(49,951) (112,834)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 14,338 $ (2,545)
Net Increase (Decrease) in Net Assets
$ 14,798 $ (937)
Net Assets:
Beginning of Period
$ 605,049 $ 605,986
End of Period
$ 619,847 $ 605,049

Fundrise Income Real Estate Fund, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net increase (decrease) in net assets resulting from operations $ 22,960
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Investments in unaffiliated entities (100,690)
Investments in non-controlled affiliated entities (4,428)
Net change in investments in short-term investments 21,373
Accretion of discounts (387)
PIK interest from unaffiliated investments (5,465)
PIK interest from non-controlled affiliated investments (3,878)
Net realized (gain) loss from unaffiliated investments (3,362)
Net change in unrealized appreciation/depreciation from unaffiliated investments 3,400
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments 267
Net change in unrealized appreciation/depreciation from majority owned subsidiaries (2,848)
Proceeds from sale of unaffiliated investments 39,697
Proceeds from sale of non-controlled affiliated investments 41,754
Changes in assets and liabilities:
Net (increase) decrease in interest and dividend receivable from non-controlled affiliated investments
331
Net (increase) decrease in interest and dividend receivable from unaffiliated investments (237)
Net (increase) decrease in prepaid expenses (97)
Net increase (decrease) in management fees payable (3)
Net increase (decrease) in marketing expense payable 885
Net increase (decrease) in settling subscriptions (747)
Net increase (decrease) in interest received in advance from unaffiliated investments (666)
Net increase (decrease) in interest received in advance from non-controlled affiliated investments (78)
Net increase (decrease) in accounts payable and accrued expenses (3)
Net increase (decrease) in real estate operating fees payable 18
Net cash provided by (used in) operating activities $ 7,796
Financing Activities:
Proceeds from sale of shares $ 57,713
Cash paid for shares repurchased
(49,945)
Distributions paid (15,756)
Net cash provided by (used in) financing activities $ (7,988)
Net increase (decrease) in cash $ (192)
Cash, beginning of period 2,119
Cash, end of period $ 1,927
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 6,576
Purchase of private real estate equity through restructuring of investment in affiliated entity 3,445
Sale of private real estate debt through restructuring of investment in unaffiliated entity 3,298

Fundrise Income Real Estate Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the
Six Months Ended
June 30, 2025 For the Years Ended December 31,
February 3, 2022
(1)
Through
(Unaudited) 2024 2023 December 31, 2022
Net Asset Value, Beginning of Period
$ 10.00 $ 9.97 $ 10.00 $ 10.00
Income from Investment Operations
Net investment income (loss)
(2)
$ 0.34 $ 0.65 $ 0.69 $ 0.42
Net realized and unrealized gain (loss) on investments
0.03 0.16 0.08 0.04
Total Income (Loss) from Investment Operations
$ 0.37 $ 0.81 $ 0.77 $ 0.46
Distributions to Common Shareholders From:
Net investment income $ (0.37) $ (0.78) $ (0.80) $ (0.40)
Net realized gain
– – – (0.06)
Total Distributions to Common Shareholders
$ (0.37) $ (0.78) $ (0.80) $ (0.46)
Net Asset Value, End of Period
$ 10.00 $ 10.00 $ 9.97 $ 10.00
Total Investment Return Based on Net Asset Value
(3)
3.76%
(4)
8.40% 7.93% 4.60%
(5)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 619,847 $ 605,049 $ 605,986 $ 535,285
Including interest expense:
Ratio of gross expenses to average net assets
(6)(7)
1.87%
(8)
2.00% 1.33% 1.42%
(9)
Ratio of net expenses to average net assets
(7)
1.87%
(8)
2.00% 1.33% 1.49%
(9)(10)
Ratio of net investment income to average net assets
(7)
6.81%
(8)
6.48% 6.96% 5.61%
(9(10)
Excluding interest expense:
Ratio of gross expenses to average net assets
(6)(7)
1.85%
(8)
2.00% 1.33% 1.42%
(9)
Ratio of net expenses to average net assets
(7)
1.85%
(8)
2.00% 1.33% 1.49%
(9)(10)
Ratio of net investment income to average net assets
(7)
6.83%
(8)
6.48% 6.96% 5.61%
(9(10)
Portfolio turnover rate 14%
(4)(11)
31%
(11)
27% 13%
(12)
(1)
Effective date of the Fund's Registration Statement.
(2)
Based on average shares outstanding during each period.
(3)
Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(4)
Not annualized.
(5)
Total investment return based on net asset value was calculated from the date the Fund commenced investment operations, April 1, 2022, and is not annualized.
(6)
Reflects the expense ratio excluding any waivers and/or reimbursements.
(7)
Expenses do not include operating expenses of the underlying investments or expenses of investment companies.
(8)
Annualized.
(9)
Ratios were calculated from the date the Fund commenced investment operations, April 1, 2022, and are annualized.
(10)
Ratio is net of a waiver of 0.02% and is inclusive of fee recoupment of 0.07%.
(11)
Excludes the impact of in-kind transactions.
(12)
Portfolio turnover rate was calculated from the date the Fund commenced investment operations, April 1, 2022, and is not annualized. This alternative presents, in all material aspects, the most accurate portrayal of portfolio turnover.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)
June 30, 2025

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter
1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2022, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2025, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Interest Received in Advance
When a real estate debt investment is funded net of an interest reserve holdback and the holdback is held by the Fund, the Fund accounts for the holdback funds by classifying them as interest received in advance. As interest is incurred by the borrower, the
Fund recognizes interest income and reduces the interest received in advance until such time that the reserve is exhausted or the real estate debt investment is redeemed. Any remaining interest received in advance will be applied to the real estate debt investment balance upon redemption.
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are generally fair valued based on a discounted cash flow analysis, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Adviser accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property or the appreciation interest, if any.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined, the Adviser will separately determine the fair value of any other assets and liabilities, including notes payable, of the joint venture. The fair values of notes payable are generally determined by the yield or equity method via discounted cash flow analysis using current market rates derived from observable market data.
The Fund’s ownership interests are valued based on the Fund’s ownership interest in the joint venture’s net assets, including the fair value of the underlying real estate.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Common stock securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)
(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Common stock securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of June 30, 2025 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 130,820 $ 130,820
Private Real Estate Mezzanine Debt – – 16,687 16,687
Private Real Estate Preferred Equity – – 182,323 182,323
Private Real Estate Promissory Notes – – 105,580 105,580
Private Real Estate Senior Debt – – 29,931 29,931
Common Stock 9,753 – – 9,753
Commercial Mortgage-Backed Securities – 123,718 – 123,718
Residential Mortgage-Backed Securities – 23,729 – 23,729
Short-Term Investments 31,015 – – 31,015
Total Investments $ 40,768 $ 147,447 $ 465,341 $ 653,556

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of June 30, 2025 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 130,820 Direct Capitalization Capitalization Rate
(2)
5.2% - 5.8% (5.3%) Decrease
Discounted Cash Flow Discount Rate
(2)
8.5% - 11.5% (10.2%) Decrease
Sales Comparison Approach Price Per Unit ($) $55 - $156 ($95) Increase
Private Real Estate Mezzanine Debt 16,687 Discounted Cash Flow Discount Rate 15.5% Decrease
Private Real Estate Preferred Equity 182,323 Discounted Cash Flow Discount Rate 9.9% - 16.0% (12.7%) Decrease
Liquidation Approach Discount Rate 10.5% Decrease
Liquidation Approach Capitalization Rate 8.5% Decrease
Private Real Estate Promissory Notes 105,580 Discounted Cash Flow Discount Rate 8.5% - 10.5% (9.4%) Decrease
Private Real Estate Senior Debt 29,931 Discounted Cash Flow Discount Rate 13.0% Decrease
Total Investments
$ 465,341
(1)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2)
Represents the significant unobservable input used to fair value the underlying real estate properties of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2024 $ 132,458 $ 15,068 $ 142,486 $ 147,410 $ 24,390 $ 461,812
Purchases 3,300
(1)
470 41,737 – 29,905 75,412
PIK interest – 1,171 8,172 – – 9,343
Realized gain (loss) 3,504 – – – (143) 3,361
Net change in unrealized appreciation/
depreciation (706) (22) (63) (76) 21 (846)
Sales (7,736) – (10,009) (41,754) (24,242)
(1)
(83,741)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of June 30, 2025 $ 130,820 $ 16,687 $ 182,323 $ 105,580 $ 29,931 $ 465,341
Net change in unrealized appreciation/
depreciation for the six months ended
June 30, 2025 related to Level 3
investments held at June 30, 2025 $ 2,523 $ (22) $ (63) $ (211) $ 26 $ 2,253
(1)
Includes in-kind transactions.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2025 are identified within the Schedule of Investments.
Reverse Repurchase Agreements
The Fund may use leverage to provide additional funds to support its investment activities. The Fund may enter into reverse repurchase agreements from a bank or dealer at a specified maturity date, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund. Interest expense on reverse repurchase agreements is recorded as a component of interest expense on the Statement of Operations. As of June 30, 2025 there were no open reverse repurchase agreements held by the Fund.
Income Taxes
The Fund has elected and has qualified to be taxed as a REIT under the Code beginning with the taxable year ended December 31,
2022, and intends to continue to qualify as a REIT. To qualify as a REIT, the Fund must meet and continue to meet the requirements relating to the Fund’s organization, ownership, sources of income, nature of assets and distributions of income to shareholders of the Fund (“Shareholders”), including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the
Shareholders (which is computed without regard to its deduction for dividends paid and its net capital gains). As a REIT, the Fund generally will not be subject to U.S. federal income tax on the income that it distributes to its Shareholders if it meets the applicable
REIT distribution and other requirements for qualification. Even if the Fund qualifies and maintains the tax status as a REIT, it may become subject to certain U.S. federal income taxes and related state and local taxes on its income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. The tax period for the taxable year ending December 31, 2022 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for shares is based on the Fund’s NAV. The NAV of the Fund’s shares is calculated daily on each day that the NYSE is open for business. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Statement of Assets and Liabilities
until settlement occurs and shares are issued.
Distributions To Shareholders
The Fund intends to make distributions necessary to maintain qualification for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per share when the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions from investments are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Distributions received from investments generally are comprised of ordinary income and/
or return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
The Fund currently holds, and expects to hold in the future, some debt investments in its portfolio that contain Payment-in-Kind
(“PIK”) interest provisions. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recognized as interest income when earned. Thus, the actual collection of PIK interest may be deferred until the time of principal repayment. PIK interest, which is a non-cash source of income at the time of recognition, is included in the Fund’s taxable income and therefore affects the amount the Fund is required to distribute to its shareholders to maintain its qualification as a REIT for federal income tax purposes, even though the Fund has not yet collected the cash.
Generally, when interest and/or principal payments on an investment become past due, or if the Fund otherwise does not expect the borrower to be able to service its debt and other obligations, the Fund will place the investment on non-accrual status and will cease recognizing interest income on that investment for financial reporting purposes until all principal and interest have been brought current through payment or through a restructuring such that the interest income is deemed to be collectible. The Fund writes off any accrued and uncollected interest when it is determined that the interest is no longer collectible. As of June 30, 2025, the Fund held one non-accrual asset. The investment is past maturity and has failed to repay outstanding principal and contractual interest.
The investment is secured by the underlying property and the Fund expects to collect its outstanding balance by remedies outlined in the loan agreement. The Fund has determined contractual interest after default to be uncollectible and has classified the investment as non-accrual.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on April 25, 2025, effective May 1, 2025, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. If a secondary market were to develop for the shares in the future, and a Shareholder is able to sell his or her shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a Shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a Shareholder may not be able to sell their shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that domestic, geopolitical and other events such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, or other disruptive events negatively impacting the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the
Fund to lose value.
Real Estate Investment Risks Generally. The Fund’s investments are subject to the risks typically associated with real estate, which may affect the Fund’s operations or investments, including but not limited to: changes in certain economic, demographic or capital market conditions, a prolonged economic slowdown, recession or declining real estate values; future adverse national real estate trends; the leases on the properties underlying the Fund’s investments may not be renewed on favorable terms, or the occupancy rate of, or lease rates charged, at properties may change; change in supply of or demand for similar properties in a given market; risks of cost overruns and non-completion of the construction or renovation of properties; changes in interest rates and/or credit spreads;
lack of liquidity in real estate assets; property locations and conditions, ongoing operating costs, and expense of leasing, renovation or constructions; bankruptcies, financial difficulties or defaults by tenants, real estate operators, property managers or other parties involved in the Fund’s operations; costs of compliance with laws and regulations applicable to real estate investments, including changes in such laws or regulations; environmental liabilities of properties in which the Fund invests; and unforeseeable events such as civil disturbance, terrorism, natural disasters or general downturns in the real estate industry, value of properties, or public health crisis such as pandemics or endemics.
Commercial Real Estate Industry Risk. Commercial real estate is dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-
performing assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.
Risks Related to Specific Residential and Commercial Real Estate Property Types. The Fund intends to invest in a variety of residential and commercial real estate property types, which will expose the Fund to risks associated with residential and commercial real estate, including general risks affecting all types of residential and commercial real estate property.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

Risk of Investing Through Real Estate Investment Vehicles. By investing in Real Estate Investment Vehicles (a “Vehicle”), the Fund
is indirectly exposed to risks associated with such Vehicles investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including: the Fund may not have sole decision-making authority with respect to such an investment, and a co-investor, joint venture partner or other investor (collectively,
“other investors”) in the Vehicle could take actions that decrease the value of the investment; other investors in the Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals; other investors in the Vehicle that control its management could become insolvent or bankrupt, or be subject to fraud or other misconduct that may have a material adverse effect on the Fund’s investment; under circumstances when no party has the power to control the Vehicle, an impasse could result regarding cash distributions, reserves or a proposed sale or refinancing of the investment, which could adversely impact the operations and profitability of the Vehicle; other investors in the Vehicle may be structured differently than the Fund for tax purposes, which could risk the Fund’s ability to qualify as a REIT for tax purposes; other investors managing the Vehicle may experience a change in control, which could result in new management; and the terms of a Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which may result in reduced liquidity.
New Construction and Real Estate Development Risk . The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the
Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
Leverage Risk. The Fund may use leverage in connection with its investments. The Fund may employ leverage of not more than 33
⅓% of total assets as it is limited to 33 ⅓% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940
Act leverage), in order to provide more funds available for investment. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Shares.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed and has qualified for treatment each year as a
REIT under the Internal Revenue Code of 1986, as amended (defined above as the "Code") beginning with its taxable year ended
December 31, 2022 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2025 and the year ended December 31, 2024 (all tabular amounts are in thousands except share data) :
As of June 30, 2025, the Sponsor held 13,100 of the Fund’s common shares. During the year ended December 31, 2024, Fundrise
L.P., an affiliate of the Sponsor, fully redeemed its previously held 150,400 common shares. For the six months ended June 30, 2025, total distributions declared to the Sponsor were approximately $5,000.
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
Repurchase Offer Amount, or if Shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by Shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.
In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase outstanding shares that are tendered by the descendants or estate of a deceased shareholder (a “Legacy Repurchase”) in an additional amount approved by the Board, taking into account the liquidity of the Fund’s assets. In the event a Legacy Repurchase by a Fund is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis.
For the Six Months Ended June 30, 2025 For the Year Ended December 31, 2024
Common Shares
Shares Amount Shares Amount
Proceeds from sale of shares
5 , 777 , 266 $ 57 , 713 9,923,779 $ 98,925
Reinvestment of distributions
658,991 6,576 1,140,032 11,364
Total gross proceeds
6 , 436 , 257 64,289 11,063,811 110,289
Repurchase of shares
( 4 , 998 , 428 ) (49,951) (11,320,437) (112,834)
Net Proceeds from Common Shares
1,437 , 829 $ 14,338 (256,626) $ (2,545)

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

The Fund may not condition a repurchase offer upon the tender of any minimum number of shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2025 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation. These may include fees and expenses associated with the selection, acquisition, or origination, monitoring or management of real estate properties, construction, real estate development, special servicing of non-performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset)
whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the Adviser or its affiliates for the six months ended June 30, 2025.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended June 30, 2025, there were approximately $90,000 of expenses reimbursed to the
Adviser pursuant to the shared services agreement.
Fundrise Real Estate, LLC
The Fund entered into a Real Estate Services Agreement (the “Agreement”) with Fundrise Real Estate, LLC (“the Vendor”), a wholly-
owned subsidiary of our Sponsor. Pursuant to the Agreement, the Vendor is entitled to Real Estate Operating Fees for performing certain real estate operating services for the Fund. Pursuant to the agreement, the Vendor is also entitled to reimbursement of third-
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date December 6, 2024
Repurchase Request Deadline December 31, 2024
Repurchase Pricing Date January 2, 2025
Amount Repurchased $ 22,645
Shares Repurchased 2,264,566
Repurchase Offers
First Quarter
Repurchase
Commencement Date March 6, 2025
Repurchase Request Deadline March 31, 2025
Repurchase Pricing Date April 1, 2025
Amount Repurchased $ 27,306
Shares Repurchased 2,733,862

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

party costs and overhead associated with the performance of certain services outlined in the Agreement, paid no less frequently than quarterly.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of June 30, 2025, the investments in affiliated entities consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. During the six months ended June 30, 2025, investments in affiliated entities were as follows (amounts in thousands) :
Majority Owned Subsidiary Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2025
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 80,766 $ – $ – $ – $ – $ 2,998 $ 83,764 $ –
FR Fairfax, LLC 3,400 – – – – (150) 3,250 –
FR La Brea, LLC – 3,300
(1)
– – – – 3,300 –
Total
$ 84,166 $ 3,300 $ – $ – $ – $ 2,848 $ 90,314 $ –
(1)
Includes in-kind transactions.
Non-Controlled Affiliated Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2025
Total
Interest
Income
Equity
Fundrise Insight Two, LLC
(1)
$ 1 $ – $ – $ – $ – $ – $ 1 $ –
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
9,549 – – – 295 (3) 9,841 536
Fundrise Busbee Investor, LLC
(1)
7,873 3,869 – – 672 (181) 12,233 896
Fundrise East Village Investor I, LLC
(1)
1,701 – – – 125 (1) 1,825 126
Fundrise Highlands Investor I, LLC
(1)
1,646 – – – 100 (1) 1,745 132
Fundrise PB Investor I, LLC
(1)
9,842 – – – 661 6 10,509 712
Fundrise Pelican Investor I, LLC
(1)
1,775 559 – – 145 (21) 2,458 192
Fundrise PSL Investor I, LLC
(1)
12,713 – – – 854 6 13,573 918
Fundrise VB Investor I, LLC
(1)
8,452 – – – 568 5 9,025 613
RSE Daytona Investor I, LLC
(1)
4,985 – – – 347 (1) 5,331 347
RSE Thompson Reserve Investor I, LLC
(1)
2,019 – – – 111 – 2,130 144
Promissory Notes
FR Beeson, LLC 28,560 – (5,500) – – (364) 22,696 1,179
FR Berry Creek, LLC 6,522 – (6,558) – – 36 – 167
FR Cade’s Bluff, LLC 8,237 – – – – (11) 8,226 391
FR Castlewood, LLC 7,615 – – – – 15 7,630 346
FR Crescent Mills, LLC 7,969 – (8,019) – – 50 – 141
FR Eastwood, LLC 2,414 – (2,422) – – 8 – 50
FR Holmes, LLC 2,756 – (2,789) – – 33 – 63
FR Legacy Hills, LLC 12,844 – (2,500) – – 46 10,390 543
FR Meadow Park, LLC 11,408 – – – – 22 11,430 544
FR Providence Gardens, LLC 5,829 – – – – – 5,829 249
FR Tom Miller, LLC 26,188 – (8,000) – – 65 18,253 1,032
FR Trailside, LLC 8,976 – (1,200) – – 29 7,805 377
FR Washington Street, LLC 2,758 – (2,766) – – 8 – 51

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

7. Investments
The Fund gains exposure to commercial and residential real estate through a diversified portfolio of investments in real property;
real estate loans; real estate-related debt and equity securities, and other real estate-related assets.
The cost of purchases and proceeds from the sale of investments, other than short-term securities and in-kind transactions, for the six months ended June 30, 2025 amounted to $128,318 and $81,451, respectively (amounts in thousands) . For the six months ended
June 30, 2025, the cost of purchases and proceeds from sales of in-kind transactions were $3,445 and $3,298, respectively (amounts
in thousands).
As of June 30, 2025, Income 1 TRS, LLC is deemed to be a significant subsidiary of the Fund in accordance with the definition of a
“significant subsidiary” as defined by Regulation S-X 1-02(w)(2), Definitions of terms used in Regulation S-X (amendment effective
January 1, 2021). Pursuant to Regulation S-X 4-08(g), Summarized financial information of subsidiaries not consolidated and 50 percent or less owned persons , summarized financial information for Income 1 TRS LLC is included below:
8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or
Non-Controlled Affiliated Investments (continued)
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2025
Total
Interest
Income
Promissory Notes (continued)
FR Willow Landing, LLC $ 15,143 $ – $ (2,000) $ – $ – $ (14) $ 13,129 $ 711
FR Wilsons Walk, LLC 191 – – – – 1 192 9
Total
$ 207,966 $ 4,428 $ (41,754) $ – $ 3,878 $ (267) $ 174,251 $ 10,469
(1)
Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
Summary Statement of Assets and Liabilities
(1)
As June 30, 2025
Total Assets $ 246,571
Total Liabilities 173,000
Total Net Assets $ 73,571
Summary Statement of Operations
(1)
For the Six Months Ended
June 30, 2025
Total revenue $ 89,666
Operating expenses (78,821)
Operating Income $ 10,845
Interest expense (7,615)
Income tax expense (926)
Net Income (Loss) $ 2,304
(1)
The unconsolidated subsidiary noted reports in accordance with U.S. GAAP, but does not fall within the scope of the accounting and reporting guidance in the ASC 946. The subsidiary is therefore not required to and has elected not to fair value its investments. Accordingly, the summarized income statement information shown for the unconsolidated subsidiary does not reflect fair value adjustments.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

credited to paid-in capital, accumulated net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period in which the differences arise.
As of December 31, 2024 , the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of December 31, 2024 , the capital loss carryforwards were as follows (amounts in thousands) :
During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2025 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of flow through income on certain investments.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) - Improvement to Reportable
Segment Disclosure (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The management committee of Fundrise Advisors, LLC, the Fund’s Adviser, acts as the Fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Undistributed ordinary income (loss) $ –
Undistributed long-term capital gain (loss) –
Tax accumulated earnings (loss) $ –
Accumulated capital and other losses (2,726)
Other book/tax temporary differences
(1)
(13,164)
Net unrealized gain (loss) on investments
(2)
24,846
Total Distributable Earnings $ 8,956
(1)
Other book/tax differences are attributable to deductibility of various expenses.
(2)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of flow through income on certain investments.
Short-term $ 2,726
Long-term –
Total Capital Loss Carryforwards
(1)
$ 2,726
(1)
To the extent the Fund recognizes capital gains in future periods, they will be offset by unused capital loss carryforwards subject to IRC limitations.
For the Tax Year Ended
December 31, 2024
For the Tax Year Ended
December 31, 2023
Ordinary income $ 45,997 $ 45,010
Long-term capital gain – –
Return of capital – –
Total Distributions Paid $ 45,997 $ 45,010
Cost of investments for tax purposes $ 629 , 529
Gross tax unrealized appreciation $ 24,886
Gross tax unrealized depreciation (859)
Net Tax Unrealized Appreciation $ 24 , 027

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date at which these financial statements were available to be issued and determined that no events have occurred that require disclosure other than the following.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date May 30, 2025
Repurchase Request Deadline June 30, 2025
Repurchase Pricing Date July 1, 2025
Amount Repurchased $ 23,579
Shares Repurchased 2,358,652

Fundrise Income Real Estate Fund, LLC
Additional Information (UNAUDITED)
June 30, 2025

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov .
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2025, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseincomerealestatefund.com and (3) on the SEC’s website at http://www.sec.gov .
3. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseincomerealestatefund.com and (3) on the SEC’s website at http://www.sec.gov .
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ending December 31, 2025. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any Director or officer from the Fund.
Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jeffrey R. Deitrich $ 42,500 $ 130,000
Glenn R. Osaka 42,500 130,000
Gayle P. Starr 42,500 85,000
Mark D. Monte 42,500 85,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Growth Tech Fund, LLC, Fundrise Real Estate Interval Fund, LLC and Fundrise Real Estate Interval
Fund II, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Income Real Estate Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for the semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1(a) of this form.

(b) There were no divestments of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Ohers of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for the semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for the semi-annual reporting period.

(b) As of August 20, 2025, there have been no changes in portfolio managers since the most recent annual report.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases of the Registrant’s equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 15. Submission of Matters to a Vote of Security Holders

As of August 20, 2025, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Income Real Estate Fund, LLC

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date	August 20, 2025

By	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial Officer

Date	August 20, 2025